UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Senior Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     May 04, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     378085


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                     COM                 00651f108     6620   171400 SH       SOLE                   171400        0        0
Alliant Energy              COM                 18802108     12051   395910 SH       SOLE                   395910        0        0
Alza Corp                   COM                 22615108     11126   296200 SH       SOLE                   296200        0        0
American Greetings          COM                 26375105     10641   583055 SH       SOLE                   583055        0        0
AMR Corp                    COM                 1765106       5052   158490 SH       SOLE                   158490        0        0
Arden Realty                COM                 39793104     11183   535700 SH       SOLE                   535700        0        0
Avnet                       COM                 53807103     10861   172400 SH       SOLE                   172400        0        0
Bank One                    COM                 06423a103     8983   260383 SH       SOLE                   260383        0        0
Becton Dickinson            COM                 75887109      1265    48100 SH       SOLE                    48100        0        0
Borders Group               COM                 99709107      8769   510200 SH       SOLE                   510200        0        0
Brunswick Corp              COM                 117043109    13381   706600 SH       SOLE                   706600        0        0
Colonial Bancgroup          COM                 195493309    12703  1181700 SH       SOLE                  1181700        0        0
CommScope                   COM                 203372107     4374    95732 SH       SOLE                    95732        0        0
Diebold                     COM                 253651103     6581   239300 SH       SOLE                   239300        0        0
Equifax                     COM                 294429105     6739   266900 SH       SOLE                   266900        0        0
FedEx                       COM                 31304n107     4616   118920 SH       SOLE                   118920        0        0
First Tennessee             COM                 337162101     2580   127000 SH       SOLE                   127000        0        0
Fleet Boston                COM                 339030108    10437   285952 SH       SOLE                   285952        0        0
Fluor                       COM                 343861100    12552   404900 SH       SOLE                   404900        0        0
Hasbro                      COM                 418056107     4977   298247 SH       SOLE                   298247        0        0
John H Harland              COM                 412693103     5542   410500 SH       SOLE                   410500        0        0
K Mart Corp                 COM                 482584109    10648  1099100 SH       SOLE                  1099100        0        0
Knight Ridder               COM                 499040103     6993   136450 SH       SOLE                   136450        0        0
Mallinckrodt                COM                 561232109    12311   428200 SH       SOLE                   428200        0        0
Mattel                      COM                 577081102     6158   586500 SH       SOLE                   586500        0        0
Meredith Corp               COM                 589433101     5839   210900 SH       SOLE                   210900        0        0
Modis Professional          COM                 607830106     7774   628200 SH       SOLE                   628200        0        0
Network Associates          COM                 640938106     7011   217405 SH       SOLE                   217405        0        0
Northern States Power       COM                 665772109     6853   344800 SH       SOLE                   344800        0        0
Novell                      COM                 670006105     3761   131405 SH       SOLE                   131405        0        0
Occidential                 COM                 674599105     9176   442220 SH       SOLE                   442220        0        0
Ocular Sciences             COM                 675744106     2634   167400 SH       SOLE                   167400        0        0
Pactiv Corp                 COM                 695257105    12441  1432100 SH       SOLE                  1432100        0        0
Pittston Brinks Group       COM                 725701106    12063   709600 SH       SOLE                   709600        0        0
Sabre Holdings              COM                 785905100     7775   213027 SH       SOLE                   213027        0        0
Seagate Technology          COM                 811804103     6113    99000 SH       SOLE                    99000        0        0
Sovereign Bancorp           COM                 845905108     8613  1138960 SH       SOLE                  1138960        0        0
Sterling Software           COM                 859547101    12386   378200 SH       SOLE                   378200        0        0
The Limited                 COM                 532716107     5872   139400 SH       SOLE                   139400        0        0
The PMI Group               COM                 69344m101    13779   290475 SH       SOLE                   290475        0        0
Ultramar Diamond            COM                 904000106    11301   445370 SH       SOLE                   445370        0        0
United Asset Mgmt           COM                 909420101    13272   766600 SH       SOLE                   766600        0        0
Unocal                      COM                 915289102    10883   365800 SH       SOLE                   365800        0        0
Wendys Intl                 COM                 950590109    13396   663600 SH       SOLE                   663600        0        0